Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Property and equipment	$ 373,244	$ 386,779
Less: accumulated depreciation	(347,091)	(362,936)
Property and equipment, net	26,153	23,843
Lab Equipment [Member]
Property and equipment	94,905	120,861
Furniture and Fixtures [Member]
Property and equipment	93,417	93,417
Computer Software and Equipment [Member]
Property and equipment	26,830	14,409
Leasehold Improvements [Member]
Property and equipment	$ 158,092	$ 158,092